Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable

	Note	December 31, 2019	December 31, 2018
Trade		$38,686	$67,913
Holdbacks		7,152	558
Accrued trade receivables		13,174	9,807
Contract receivables		$59,012	$78,278
Other		7,734	4,121
		$66,746	$82,399